Total Invested Assets and Related Net Investment Income - Reconciliation of Assets and Liabilities Categorized in Level 3 (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in fair value measurement, assets [abstract]
Beginning balance	$ 143,061
Ending balance	152,785	$ 143,061
Changes in fair value measurement, liabilities [abstract]
Fair value and foreign currency changes on assets and liabilities	7,118	(3,373)
Fair value changes on investment properties	305	529
Other invested assets
Changes in fair value measurement, assets [abstract]
Transfers (out) of Level 3	(110)
Investments for account of segregated fund holders
Changes in fair value measurement, assets [abstract]
Transfers (out) of Level 3	(1,178)
Recurring fair value measurement | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	11,648	10,700
Acquisitions	13
Included in net income	206	544
Included in OCI	19	(22)
Purchases	1,509	2,022
Sales / Payments	(940)	(1,427)
Settlements	(41)	(27)
Transfers into Level 3	15	18
Transfers (out) of Level 3	(1,482)	(385)
Foreign currency translation	(126)	225
Ending balance	10,821	11,648
Changes in fair value measurement, liabilities [abstract]
Fair value and foreign currency changes on assets and liabilities	220	441
Recurring fair value measurement | Other invested assets | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	2,241	1,721
Acquisitions	13
Included in net income	(80)	69
Included in OCI	13	(9)
Purchases	521	644
Sales / Payments	(122)	(227)
Settlements	0	0
Transfers into Level 3	0	0
Transfers (out) of Level 3	(110)	0
Foreign currency translation	(31)	43
Ending balance	2,445	2,241
Changes in fair value measurement, liabilities [abstract]
Fair value and foreign currency changes on assets and liabilities	(78)	69
Recurring fair value measurement | Investment properties | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	7,157	7,067
Acquisitions	0
Included in net income	238	441
Included in OCI	0	0
Purchases	689	621
Sales / Payments	(701)	(1,113)
Settlements	0	0
Transfers into Level 3	0	0
Transfers (out) of Level 3	0	0
Foreign currency translation	(77)	141
Ending balance	7,306	7,157
Changes in fair value measurement, liabilities [abstract]
Fair value and foreign currency changes on assets and liabilities	272	331
Recurring fair value measurement | Total invested assets measured at fair value | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	10,052	9,546
Acquisitions	13
Included in net income	161	515
Included in OCI	19	(22)
Purchases	1,357	1,592
Sales / Payments	(881)	(1,396)
Settlements	(40)	(26)
Transfers into Level 3	15	14
Transfers (out) of Level 3	(304)	(380)
Foreign currency translation	(120)	209
Ending balance	10,272	10,052
Changes in fair value measurement, liabilities [abstract]
Fair value and foreign currency changes on assets and liabilities	195	414
Recurring fair value measurement | Investments for account of segregated fund holders | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	1,596	1,154
Acquisitions	0
Included in net income	45	29
Included in OCI	0	0
Purchases	152	430
Sales / Payments	(59)	(31)
Settlements	(1)	(1)
Transfers into Level 3	0	4
Transfers (out) of Level 3	(1,178)	(5)
Foreign currency translation	(6)	16
Ending balance	549	1,596
Changes in fair value measurement, liabilities [abstract]
Fair value and foreign currency changes on assets and liabilities	25	27
Fair value through profit or loss | Recurring fair value measurement | Debt securities | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	373	417
Acquisitions	0
Included in net income	28	(4)
Included in OCI	0	0
Purchases	85	164
Sales / Payments	(49)	(49)
Settlements	(40)	(21)
Transfers into Level 3	15	12
Transfers (out) of Level 3	(159)	(159)
Foreign currency translation	(5)	13
Ending balance	248	373
Changes in fair value measurement, liabilities [abstract]
Fair value and foreign currency changes on assets and liabilities	4	5
Fair value through profit or loss | Recurring fair value measurement | Equity securities | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	202	167
Acquisitions	0
Included in net income	(2)	9
Included in OCI	0	0
Purchases	5	19
Sales / Payments	(9)	0
Settlements	0	0
Transfers into Level 3	0	0
Transfers (out) of Level 3	(4)	0
Foreign currency translation	(4)	7
Ending balance	188	202
Changes in fair value measurement, liabilities [abstract]
Fair value and foreign currency changes on assets and liabilities	(3)	9
Available-for-sale | Recurring fair value measurement | Debt securities | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	43	136
Acquisitions	0
Included in net income	0	0
Included in OCI	4	(5)
Purchases	35	140
Sales / Payments	0	(6)
Settlements	0	(4)
Transfers into Level 3	0	1
Transfers (out) of Level 3	(31)	(221)
Foreign currency translation	(1)	2
Ending balance	50	43
Changes in fair value measurement, liabilities [abstract]
Fair value and foreign currency changes on assets and liabilities	0	0
Available-for-sale | Recurring fair value measurement | Equity securities | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	36	38
Acquisitions	0
Included in net income	(23)	0
Included in OCI	2	(8)
Purchases	22	4
Sales / Payments	0	(1)
Settlements	0	(1)
Transfers into Level 3	0	1
Transfers (out) of Level 3	0	0
Foreign currency translation	(2)	3
Ending balance	35	36
Changes in fair value measurement, liabilities [abstract]
Fair value and foreign currency changes on assets and liabilities	0	0
Leasing commissions and tenant inducements
Changes in fair value measurement, liabilities [abstract]
Fair value changes on investment properties	67	88
Put option liability | Recurring fair value measurement | Level 3
Changes in fair value measurement, liabilities [abstract]
Beginning balance	0	0
Acquisitions	951
Included in net income	11	0
Included in OCI	0	0
Purchases	0	0
Sales / Payments	0	0
Settlements	0	0
Transfers into Level 3	0	0
Transfers (out) of Level 3	0	0
Foreign currency translation	(6)	0
Ending balance	956	0
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for liabilities held at end of period, fair value measurement	$ 0	$ 0